Share-based Compensation - Additional Information (Detail) - $ / shares	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards granted, vesting period		4 years
Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards granted, vesting period		2 years 3 months
Share-based Payment Arrangement, Option [Member] | Global Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Granted		144,204,800	37,060,000
Weighted average fair value of the options		$ 0.0143	$ 0.0161
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant-Date Fair Value, Non-vested		$ 0	$ 0	$ 770
Share Based Compensation, Other Than Share Options Granted				0
Restricted Stock [Member] | Employee Restricted Shares Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation, Other Than Share Options Granted	320,000